Document And Entity Information	May 13, 2024
Document Information [Line Items]
Entity Registrant Name	Atossa Therapeutics, Inc.
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35610
Entity Tax Identification Number	26-4753208
Entity Address, Address Line One	107 Spring Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	588-0256
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATOS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001488039